Shareholder Report, Line Graph (Details) 195790_Motley Fool 100 Index ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Jan. 29, 2018	Aug. 31, 2026
Motley Fool 100 Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Motley Fool 100 Index ETF at NAV
Accumulated Value	$ 34,529	$ 28,158	$ 21,233	$ 17,303	$ 21,409	$ 17,026	$ 11,300	$ 11,049	$ 10,000	$ 40,848
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Total Return Index
Accumulated Value	25,688	22,168	17,436	15,038	16,940	12,915	10,592	10,291	10,000	$ 30,923
Motley Fool 100 GTR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Motley Fool 100 GTR Index
Accumulated Value	$ 35,921	$ 29,102	$ 21,841	$ 17,703	$ 21,798	$ 17,241	$ 11,386	$ 11,072	$ 10,000	$ 42,474